Consolidated Statements of Loss and Comprehensive Loss - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2025	Dec. 31, 2024	Dec. 31, 2023
Profit or loss [abstract]
Revenues (note 6)	$ 7,498	$ 9,587	$ 7,143
Cost of sales	(4,851)	(4,858)	(4,205)
Gross profit	2,647	4,729	2,938
Research and development	(2,950)	(8,304)	(2,040)
Selling, general and administrative	(10,062)	(10,448)	(5,527)
Impairment of property and equipment (note 12)	(240)	(1,061)
Write-down of inventory (note 9)	(76)
Impairment of intangible assets (note 13)		(3,196)
Total expenses	(13,328)	(23,009)	(7,567)
Loss from operations	(10,681)	(18,280)	(4,629)
Foreign exchange gain (loss)	(196)	48	(24)
Finance costs	(168)	(129)	(136)
Interest income	283	441	59
Other income	35	98	360
Change in fair value of warrant and DSU liabilities	379	2,597
Other income	333	3,055	259
Loss before income taxes	(10,348)	(15,225)	(4,370)
Income tax recovery (expense) (note 22)	(10)	(84)	885
Net loss	(10,358)	(15,309)	(3,485)
Items that may be reclassified subsequently to profit or loss:
Foreign currency translation adjustments	(961)	(771)	492
Items that will not be reclassified to profit or loss:
Actuarial gain (loss) on defined benefit plans (note 16)	1,960	(1,157)
Comprehensive loss	$ (9,359)	$ (17,237)	$ (2,993)
Loss per share - Basic	$ (3.27)	$ (5.93)	$ (1.89)
Loss per share - Diluted	$ (3.27)	$ (5.93)	$ (1.89)